SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Number of principal reportable business segments	2
Revenues and gross profit generated from each segment
Net revenues	$ 1,654,356,064	$ 1,294,829,413	$ 1,898,922,106
Cost of revenues	1,378,661,093	1,204,467,983	1,716,640,492
Gross profit	275,694,971	90,361,430	182,281,614
Module segment
Revenues and gross profit generated from each segment
Net revenues	1,331,428,929	1,238,590,548	1,787,929,364
Cost of revenues	1,152,320,216	1,164,839,667	1,623,402,007
Gross profit	179,108,713	73,750,881	164,527,357
Projects segment
Revenues and gross profit generated from each segment
Net revenues	322,927,135	56,238,865	110,992,742
Cost of revenues	226,340,877	39,628,316	93,238,485
Gross profit	$ 96,586,258	$ 16,610,549	$ 17,754,257